Fair Value of Financial Assets and Liabilities (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 09, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 04, 2019	Nov. 01, 2019	Sep. 30, 2019	May 31, 2019	May 29, 2019	Feb. 15, 2019	May 07, 2018
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Exercise price per share (in Dollars per share)		$ 5.20		$ 5.20
Exercise price percentage		80.00%		80.00%
Exercisable price per share (in Dollars per share)		$ 5.787		$ 5.787
Fair value of warrants		$ 36,505,000	$ 13,866,000	$ 58,686,000	$ 4,226,000
Gx Acquisition Corp [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Exercisable price per share (in Dollars per share)		$ 0.01
Transfer Amount								$ 21,655,000
Dragasac [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Fair value of warrants		$ 38,223,000
Series B Preferred Stock [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Fair value convertible preferred stock warrants		113,145,000		$ 76,640,000
Exercisable price per share (in Dollars per share)	$ 5.20					$ 5.2000	$ 5.2000		$ 5.6000	$ 5.6000	$ 5.7870	$ 5.7870
Fair value of warrants	$ 11,988,000	$ 74,922,000